Short-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Debt

Note 8 — Short-Term Debt

As discussed in Note 7, Southwest replaced the existing $300 million credit facility that was to expire in May 2012 with a $300 million facility that is scheduled to expire in March 2017. Of the $300 million available under the facility, $150 million was designated by management for working capital purposes. The Company had no short-term borrowings outstanding at December 31 in either 2011 or 2012.